Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

13 Intangible assets

				Customers
		Brands	Software	and Suppliers
	Goodwill	and Patents	licenses	Agreements	Total
Cost	3,187,678	451,415	874,159	392,180	4,905,432
Accumulated amortization	(1,128,804)	(199,800)	(602,223)	(212,517)	(2,143,344)
Balance as of December 31, 2019	2,058,874	251,615	271,936	179,663	2,762,088

Acquisitions		1,789	38,660	66	40,515
Foreign currency translation adjustment		38,409	21,531		59,940
Cost		46,311	56,422		102,733
Amortization		(7,902)	(34,891)		(42,793)
Transfers from property, plant and equipment projects and stoppage in progress			40,992		40,992
Amortization		(6,753)	(46,075)	(22,016)	(74,844)
Net book value	2,058,874	285,060	327,044	157,713	2,828,691
Cost	3,187,678	499,515	1,010,201	392,246	5,089,640
Accumulated amortization	(1,128,804)	(214,455)	(683,157)	(234,533)	(2,260,949)
Balance as of December 31, 2020	2,058,874	285,060	327,044	157,713	2,828,691

Acquisitions		670	67,686	420	68,776
Foreign currency translation adjustment		9,732	4,539		14,271
Cost		12,443	13,023		25,466
Amortization		(2,711)	(8,484)		(11,195)
Transfers from property, plant and equipment projects and stoppage in progress		28,770	36,652		65,422
Disposals			(3,393)		(3,393)
Amortization		(10,444)	(64,008)	(22,016)	(96,468)
Net book value	2,058,874	313,789	368,520	136,117	2,877,299
Cost	3,187,678	549,196	1,123,619	392,666	5,253,159
Accumulated amortization	(1,128,804)	(235,408)	(755,099)	(256,549)	(2,375,860)
Balance as of December 31, 2021	2,058,874	313,789	368,520	136,117	2,877,299

13.1 Goodwill based on expected future profitability

The existing goodwill was determined in accordance with the criteria established by the accounting practices adopted in Brazil before the adoption of the IFRS pronouncements and represents the excess of the amount paid over the amount of equity of the companies acquired. Goodwill is allocated to the Cash Generating Units (“CGUs”) or groups of assets that are expected to benefit from the synergies of the combination. Such goodwill was amortized for accounting purposes until December 2008. From 2009 on, it has been subjected to annual impairment tests.

Impairment testing is based on estimated cash generation in each CGU or groups of assets, extracted from the Company’s fiver-year Business Plan (see Note 22.2) and from the Management plan for a period greater than 5 years to reflect the industry cycle patterns, with a total projection period of 10 years.

Perpetuity is also calculated based on the long-term vision and excluding real growth. Cash flows and perpetuity are adjusted to present value at a discount rate based on the Weighted Average Cost of Capital (“WACC”).

The table below shows the results obtained in the tests conducted by the Company in December 2021:

	Allocated	Recoverable	Book
	goodwill	amount (i)	value (ii)	CF/Book value

Northeastern petrochemical complex	475,780	18,906,760	2,977,586	6.3
Southern petrochemical complex	1,390,741	32,032,400	6,674,673	4.8
Vinyls	192,353	9,020,523	2,937,569	3.1
Total	2,058,874	59,959,683	12,589,828

(i) The book value includes, in addition to goodwill, property, plant and equipment and intangible assets with defined useful lives and the working capital.

The WACC used was 9.09% p.a. The inflation rate considered for perpetuity was 2.83%.

Given the potential impact on cash flows of the “discount rate” and “perpetuity”, the Company conducted a sensitivity analysis based on changes in these variables, with cash flows shown in the table below:

	+0.5% on	-0.5% on
	discount rate	perpetuity

Northeastern petrochemical complex	17,604,424	18,124,544
Southern petrochemical complex	29,062,222	30,003,729
Vinyls	8,251,301	8,595,310

The main assumptions used for projecting cash flows are related to the projection of macroeconomic indicators, international prices, and global and local demand in the countries where the Company has operational plants. Macroeconomic indicators include items such as: exchange, inflation, interest rates, among others.

Prices for key petrochemical products are obtained from a specialized third party consulting firm, drawing on projections reviewed and supplemented based on Management’s experience. Final prices take into consideration the meetings of specific internal committees and the knowledge of the Company’s experts in preparing the benchmarks for each market.

Similar to prices, indicators for global demand also are prepared with specialized consulting firms. In the markets where the Company operates more directly, they consider additional variables for the local demand composition.

13.2 Intangible assets with definite useful lives

These intangible assets are measured at historical cost of acquisition or at fair value when acquired in a business combination, deducted from accumulated amortization and, if applicable, accumulated impairment loss. Subsequent costs are capitalized only when they increase the future economic benefits incorporated into the specific asset to which they are related.

Amortization is calculated using the straight-line method based on the estimated useful life of the items, and revised on each reporting date, as follows:

- Brands and patents	10-20 years
- Software licenses and rights of use	5-10 years
- Customers and suppliers agreements	14-28 years

Expenditure on research activities is recognized in profit or loss as incurred. Development expenditure is capitalized only of the expenditure can be measure reliably, the product or process is technically, and commercially feasible, future economic benefits are probable and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred.

Based on Management’s assessment, there were no events indicating that the carrying amount exceeds its recoverable amount as of December 31, 2021, and 2020.

13.3 Intangible assets by country

	2021	2020

Brazil	2,526,999	2,517,470
Mexico	304,624	259,822
United States of America	24,404	25,156
Germany	21,253	26,211
Other	19	32
	2,877,299	2,828,691